Condensed Schedule of Investments	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 294,434	$ (302,646)
% of Partners' Capital	0.47%	(0.33%)
Futures Contracts [Member] | Long [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 223,813	$ (432,493)
% of Partners' Capital	0.36%	(0.48%)
Futures Contracts [Member] | Long [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	174	149
Net unrealized appreciation (depreciation) on open contracts	$ (15,541)	$ (27,379)
% of Partners' Capital	(0.02%)	(0.03%)
Futures Contracts [Member] | Long [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	472	217
Net unrealized appreciation (depreciation) on open contracts	$ 213,149	$ 1,661
% of Partners' Capital	0.34%	0.00%	[1]
Futures Contracts [Member] | Long [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	90	12
Net unrealized appreciation (depreciation) on open contracts	$ (77,975)	$ 678
% of Partners' Capital	(0.12%)	0.00%	[1]
Futures Contracts [Member] | Long [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	1,230	1,240
Net unrealized appreciation (depreciation) on open contracts	$ 104,180	$ (407,453)
% of Partners' Capital	0.16%	(0.45%)
Futures Contracts [Member] | Short [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 70,621	$ 129,847
% of Partners' Capital	0.11%	0.15%
Futures Contracts [Member] | Short [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	239	1,086
Net unrealized appreciation (depreciation) on open contracts	$ 112,739	$ 41,970
% of Partners' Capital	0.18%	0.05%
Futures Contracts [Member] | Short [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	100	179
Net unrealized appreciation (depreciation) on open contracts	$ (4,886)	$ (28,878)
% of Partners' Capital	(0.01%)	(0.03%)
Futures Contracts [Member] | Short [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	116	122
Net unrealized appreciation (depreciation) on open contracts	$ (42,388)	$ 109,485
% of Partners' Capital	(0.07%)	0.12%
Futures Contracts [Member] | Short [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	851	475
Net unrealized appreciation (depreciation) on open contracts	$ 5,156	$ 7,270
% of Partners' Capital	0.01%	0.01%
Forward Contracts [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(1.16%)	(2.21%)
Percentage of Partners' Capital	1.06%	2.10%
Unrealized Appreciation on Open Forward Contracts	$ 665,811	$ 1,901,957
Unrealized Depreciation on Open Forward Contracts	(730,361)	(1,988,889)
Net unrealized appreciation (depreciation) on open contracts	$ (64,550)	$ (86,932)
% of Partners' Capital	(0.10%)	(0.11%)
Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(0.47%)	(0.41%)
Percentage of Partners' Capital	0.09%	0.17%
Unrealized Appreciation on Open Forward Contracts	$ 58,919	$ 156,179
Unrealized Depreciation on Open Forward Contracts	$ (293,032)	$ (366,155)
Forward Contracts [Member] | Commodity [Member] | Net Unrealized Appreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	26	92
Forward Contracts [Member] | Commodity [Member] | Net Unrealized Depreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contract	68	238
Forward Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(0.69%)	(1.80%)
Percentage of Partners' Capital	0.97%	1.93%
Notional Amount	$ 42,090,719	$ 116,304,457
Unrealized Appreciation on Open Forward Contracts	606,892	1,745,778
Notional Amount	30,260,348	97,698,308
Unrealized Depreciation on Open Forward Contracts	(437,329)	(1,622,734)
Investments in U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value		21,747,370
Cost	0	$ 21,748,974
% of Partners' Capital		24.06%
Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value		$ 12,497,977
Cost		$ 12,499,266
% of Partners' Capital		13.83%
Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value		$ 9,249,393
Cost		$ 9,249,708
% of Partners' Capital		10.23%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 1,375,411	$ 1,399,436
% of Partners' Capital	2.29%	1.51%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Long [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 868,051	$ (457,207)
% of Partners' Capital	1.45%	(0.49%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Long [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts	932	904
Net unrealized appreciation (depreciation) on open contracts	$ 112,637	$ (208,668)
% of Partners' Capital	0.19%	(0.22%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Long [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts	750	322
Net unrealized appreciation (depreciation) on open contracts	$ 471,849	$ (106,384)
% of Partners' Capital	0.79%	(0.11%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Long [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts	80	324
Net unrealized appreciation (depreciation) on open contracts	$ 61,938	$ 39,948
% of Partners' Capital	0.10%	0.04%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Long [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts	1,082	2,232
Net unrealized appreciation (depreciation) on open contracts	$ 221,627	$ (182,103)
% of Partners' Capital	0.37%	(0.20%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Short [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 507,360	$ 1,856,643
% of Partners' Capital	0.84%	2.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Short [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts	331	1,571
Net unrealized appreciation (depreciation) on open contracts	$ 365,783	$ 1,290,224
% of Partners' Capital	0.61%	1.39%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Short [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts	40	247
Net unrealized appreciation (depreciation) on open contracts	$ (39,029)	$ (118,017)
% of Partners' Capital	(0.07%)	(0.13%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Short [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts	157	872
Net unrealized appreciation (depreciation) on open contracts	$ 84,734	$ 696,386
% of Partners' Capital	0.14%	0.75%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Short [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts	1,480	1,866
Net unrealized appreciation (depreciation) on open contracts	$ 95,872	$ (11,950)
% of Partners' Capital	0.16%	(0.01%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(1.86%)	(1.21%)
Percentage of Partners' Capital	1.78%	1.26%
Unrealized Appreciation on Open Forward Contracts	$ 1,069,028	$ 1,168,919
Unrealized Depreciation on Open Forward Contracts	(1,116,899)	(1,125,088)
Net unrealized appreciation (depreciation) on open contracts	$ (47,871)	$ 43,831
% of Partners' Capital	(0.08%)	0.05%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(0.89%)	(1.03%)
Percentage of Partners' Capital	0.62%	0.80%
Unrealized Appreciation on Open Forward Contracts	$ 370,551	$ 740,942
Unrealized Depreciation on Open Forward Contracts	$ (534,709)	$ (954,788)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Net Unrealized Appreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts	187	268
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Net Unrealized Depreciation On Open Forward Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts	203	511
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital	(0.97%)	(0.18%)
Percentage of Partners' Capital	1.16%	0.46%
Notional Amount	$ 40,436,437	$ 38,883,013
Unrealized Appreciation on Open Forward Contracts	698,477	427,977
Notional Amount	29,414,640	20,675,394
Unrealized Depreciation on Open Forward Contracts	(582,190)	(170,300)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	12,994,751	55,493,206
Cost	$ 12,989,784	$ 55,497,357
% of Partners' Capital	21.66%	59.76%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.41% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 12,994,751
Cost	$ 12,989,784
% of Partners' Capital	21.66%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value		$ 32,744,699
Cost		$ 32,748,076
% of Partners' Capital		35.26%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value		$ 22,748,507
Cost		$ 22,749,281
% of Partners' Capital		24.50%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Cost	$ 15,490,450	$ 20,143,933
Fair Value	$ 17,075,116	$ 25,260,063
% of Partners' Capital	107.88%	102.85%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund LP [Member]
Schedule of Investments [Line Items]
Cost	$ 8,089,734	$ 9,133,118
Fair Value	$ 9,035,960	$ 8,922,695
% of Partners' Capital	57.09%	36.33%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Pgr Master Fund Lp [Member]
Schedule of Investments [Line Items]
Cost	$ 7,400,716	$ 11,010,815
Fair Value	$ 8,039,156	$ 12,442,510
% of Partners' Capital	50.79%	50.66%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value		$ 3,894,858
% of Partners' Capital		15.86%

[1]	Due to rounding.